DWS Latin America Equity Fund N-1A Cover	Feb. 26, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Deutsche DWS International Fund, Inc. Deutsche DWS International Fund, Inc.
Entity Central Index Key	0000088053
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 26, 2026
Prospectus Date	Mar. 01, 2026